RELATED PARTY TRANSACTIONS - Expenses (Details) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended	12 Months Ended
	Apr. 08, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Related Party Transaction [Line Items]
General and administrative expenses - related party	$ 323	$ 455	$ 2,324	$ 2,426
Scorpio Ship Management SAM
Related Party Transaction [Line Items]
Vessel operating expense - related party	0	576	0	0
Scorpio Services Holding Limited
Related Party Transaction [Line Items]
General and administrative expenses - related party	0	353	0	0
Scorpio Commercial Management SAM
Related Party Transaction [Line Items]
Voyage expense - related party	0	82	0	0
General and administrative expenses - related party	0	69	0	0
Scorpio Tankers Inc.
Related Party Transaction [Line Items]
General and administrative expenses - related party	0	33	0	0
Nordic American Tankers Limited
Related Party Transaction [Line Items]
General and administrative expenses - related party	$ 323	$ 0	$ 2,324	$ 2,426